Stock Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 12, 2022	Jul. 30, 2021	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2021	Jul. 29, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				8,074,144	1,118,000
Number of shares called by each warrant (in shares)				1
Exercise price of warrant (in dollars per share)				$ 11.50
Change in fair value of derivative warrant liabilities				$ 2,089	$ 0	$ 0
Number of warrants exercised (in shares)		631,000
Issuance of common stock from net exercises of warrants (in shares)		448,000
Subsequent Event
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			0
Exercise price of warrant (in dollars per share)			$ 0.10
Redemption price per warrant (in dollars per share)	$ 0.10
Class A common Stock
Class of Warrant or Right [Line Items]
Number of shares of common stock called by warrants (in shares)							8,074,164
Class A common Stock | Subsequent Event
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)			0.2558
Issuance of common stock from net exercises of warrants (in shares)			2,046,220
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		2,574,164		2,574,000				5,166,667
Warrants, forfeited (in shares)		2,592,503
Period where warrants are not transferable, assignable or salable, after merger completion				30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		5,500,000		5,500,000
Exercise price of warrant (in dollars per share)				$ 11.50
Warrants, minimum number of days for written notice of redemption				30 days
Redemption price per warrant (in dollars per share)				$ 0.01
Reference value of common stock for warrants to be redeemed (in dollars per share)				$ 18.00
Warrant, number of trading days of sale price of common stock for redemption				20 days
Warrant, number of consecutive trading days				30 days
Number of warrants exercised (in shares)				1,362,540
Public Warrants | Class A common Stock
Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)				$ 0.10
Reference value of common stock for warrants to be redeemed (in dollars per share)				$ 10.00
Warrant, number of trading days of sale price of common stock for redemption				20 days
Warrant, number of consecutive trading days				30 days
Outstanding common stock warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				0
Warrants
Class of Warrant or Right [Line Items]
Warrant liability		$ 22,000